FAIR VALUE MEASUREMENT - Measured at fair value on a non recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized gains		$ 11,558
Impairment	$ 0	(755,524)	$ 0
Impairment loss as an offset to other income	150,978	755,524	0
Unrealized gain	50,442
Recognized Comprehensive Income Loss	60,000
Impairment loss on other intangible assets arising from acquisitions	0	0
Impairment loss on goodwill	0	0	0
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	3,980,806	932,251
Additions during the year	0	3,060,113
Net unrealized gains	94,223	(11,558)
Impairment	(150,978)
Assets, Fair value measurements	$ 3,924,051	$ 3,980,806	$ 932,251